Share-Based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	$ 13,753	$ 3,959
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	5,041	1,847
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total share-based compensation	$ 8,712	$ 2,112